Capital Disclosures (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Capital Disclosures [Abstract]
Summary of Total Capital
Total capital as at March 31, 2022 and 2021 is calculated as follows:

As at	March 31,
	2022	2021
	$	$
Cash	(17,655)	(6,903)
Restricted cash	(3,254)	(3,233)
Current portion of long-term debt	19,316	35,134
Long-term debt	87,360	19,817
Share capital	305,222	197,537
Deficit	(111,654)	(96,190)
Accumulated other comprehensive loss	(947)	(508)
Contributed surplus	7,130	7,173
	285,518	152,827